EMPLOYEE BENEFITS (Details) - Schedule of movement in retirements and resignation payments and other obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of movement in retirements and resignation payments and other obligations [Abstract]
Opening balance	$ 93,570	$ 82,365	$ 101,087
Increase (decrease) curservice provisionrent	(18,759)	11,242	(7,384)
Benefits paid	(8,634)	(4,390)	(6,018)
Actuarial (gains) losses	3,968	10,636	5,819
Currency translation	3,971	(6,283)	(11,139)
Closing balance	$ 74,116	$ 93,570	$ 82,365